Income tax (Tables)	12 Months Ended
Dec. 31, 2015
Income tax [Abstract]
Income Tax Expense

	Year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Current income tax expense/(benefit)	7,436	(1,457)	32,908
Deferred income tax (benefit)/expense	(1,262)	28,267	32,454
Income tax expense for the year	6,174	26,810	65,362

Effective Tax Rate Reconciliation

	Year ended December 31,
	2013	2014	2015

PRC statutory income tax rate	25%	25%	25%
Effect of expense not deductible for tax purposes (i)	—	459%	37%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky	—	(469%)	(31%)
Effect of outside basics difference arising from the Company's VIEs and subsidiaries in the PRC	—	267%	33%
Effects of change in valuation allowance	(7%)	(17%)	(5%)
Effective income tax rate	18%	265%	59%

(i)	The expense not deductible mainly include share-based compensation expense, allowance for doubtful accounts, impairment of prepaid minimum guarantee and intangible assets.

Temporary Differences Giving Rise to Deferred Tax Assets

	As of December 31,
	2014	2015
	RMB'000	RMB'000
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes	—	3,304
Total current deferred tax assets, net	—	3,304
Deferred tax assets, non-current
Tax loss carried forward	728	5,680
Valuation allowance	(728)	(5,680)
Accrued expense and others not currently deductible for tax purposes	—	1,020
Total non-current deferred tax assets, net	—	1,020
Deferred tax liabilities, non-current
Fair value adjustment for intangible assets acquired	—	(1,300)
Outside basis difference	(27,005)	(63,783)
Total deferred tax liabilities (i)	(27,005)	(65,083)

Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it is exempt from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky for 2013 and 2014 were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014. In 2015, the effective tax rate of Shenzhen iDreamSky was 12.5%, and therefore, the relevant deferred tax assets in relation to Shenzhen iDreamSky were recognized as at December 31, 2015.
(i)

Movement of Valuation Allowance

	Year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Beginning balance	2,435	1,190	728
Additions	1,023	135	5,301
Reversal	(2,268)	(597)	(349)
Ending balance	1,190	728	5,680

Operating Tax Loss Carryforwards

RMB'000

2016	nil
2017	671
2018	1,699
2019	540
2020	19,809
22,719